Property, plant and equipment - Details of Estimated Recoverable Amount on Impairment Test (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
1% change in discount rate | Willesden Green [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 54.6	$ 51.7
1% change in discount rate | Peace River [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	28.6
1% change in discount rate | Viking [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	3.6
5% change in cash flows | Willesden Green [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	67.3	62.0
5% change in cash flows | Peace River [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	45.5
5% change in cash flows | Viking [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	5.4
Recoverable amount | Willesden Green [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	908.8	$ 881.6
Recoverable amount | Peace River [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	536.8
Recoverable amount | Viking [Member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 47.2